Non-controlling Interests (Tables)	12 Months Ended
May 31, 2020
Noncontrolling Interest [Abstract]
Summary of Changes in Non-controlling Interest

Non-controlling interests
US$
Balance as of June 1, 2017	39,130
Capital contribution from non-controlling interests and new non-controlling interests recognized in acquisitions	2,015
Capital reduction of non-controlling interests	(28,652)
Dividend declared	(231)
Unrealized gain on available-for-sale investments	164
Foreign currency translation adjustment	2,949
Net income attributed to non-controlling interests	1,107

Balance as of May 31, 2018	16,482
Non-controlling interests arising from acquisitions	288
Purchase of non-controlling interests	(1,696)
Disposal of a subsidiary	80
Capital contribution from non-controlling interests	5,317
Change in non-controlling interests resulting from Koolean Holding’s IPO, net of issuance cost	94,136
Reclassification of redeemable non-controlling interests	60,934
Unrealized gain on available-for-sale investments	465
Foreign currency translation adjustment	(1,376)
Net loss attributed to non-controlling interests	(10,219)

Balance as of May 31, 2019	164,411

Purchase of non-controlling interests	6,675
Capital contribution from non-controlling interests	(39)
Share-based compensation expenses from Koolearn Holding	20,731
Exercise of share options in Koolearn Holding	3,629
Foreign currency translation adjustment	(417)
Net loss attributed to non-controlling interests	(58,474)

Balance as of May 31, 2020	136,516

The effects of changes in the Company’s ownership interest on the Company’s equity were as follows:

	For the years ended May 31,
	2018	2019	2020
	US$	US$	US$
Net income attribute to New Oriental Education & Technology Group Inc.’s shareholders	296,130	238,065	413,333
Share option gain	—	—	5,752
Decrease in the Group’s additional paid-in capital resulting from disposal of a subsidiary	—	(371)	—
(Decrease) i ncrease in the Group’s additional paid-in capital resulting from reclassification and capital injection of non-controlling interests	(113,784)	160,871	103
Increase in the Group’s additional paid-in capital resulting from the change in non-controlling interests resulting from Koolearn Holding’s IPO	—	139,211	—
Decrease in the Group’s additional paid-in capital resulting from repurchase shares from non-controlling interests	(63,721)	(15,190)	(20,045)

Changes from net income attributable to New Oriental Education & Technology Group Inc.’s shareholders and transfers to non-controlling interests	118,625	522,586	399,143

Schedule of Effects of Changes in Ownership Interest on Equity
The effects of changes in the Company’s ownership interest on the Company’s equity were as follows:

	For the years ended May 31,
	2018	2019	2020
	US$	US$	US$
Net income attribute to New Oriental Education & Technology Group Inc.’s shareholders	296,130	238,065	413,333
Share option gain	—	—	5,752
Decrease in the Group’s additional paid-in capital resulting from disposal of a subsidiary	—	(371)	—
(Decrease) i ncrease in the Group’s additional paid-in capital resulting from reclassification and capital injection of non-controlling interests	(113,784)	160,871	103
Increase in the Group’s additional paid-in capital resulting from the change in non-controlling interests resulting from Koolearn Holding’s IPO	—	139,211	—
Decrease in the Group’s additional paid-in capital resulting from repurchase shares from non-controlling interests	(63,721)	(15,190)	(20,045)

Changes from net income attributable to New Oriental Education & Technology Group Inc.’s shareholders and transfers to non-controlling interests	118,625	522,586	399,143